SCHEDULE OF OPERATING LEASE INCOME (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Leases
Fixed income from operating leases	¥ 19,437	¥ 25,863	¥ 47,663	¥ 79,102